Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 50% Portfolio
September 30, 2023
VF50-NPRT3-1123
1.837320.117
Equity Funds - 57.4%
	Shares	Value ($)
Fidelity Canada Fund (a)	442,459	26,883,820
Fidelity Commodity Strategy Fund (a)	146,527	14,198,508
Fidelity Contrafund (a)	859,834	12,811,525
Fidelity Emerging Markets Discovery Fund (a)	2,876,501	44,096,761
Fidelity Emerging Markets Fund (a)	6,784,862	226,207,310
Fidelity Equity-Income Fund (a)	630,562	40,475,745
Fidelity Global Commodity Stock Fund (a)	371,703	6,843,046
Fidelity Hedged Equity Fund (a)	5,425,829	55,289,199
Fidelity Infrastructure Fund (a)	351,382	3,907,372
Fidelity International Capital Appreciation Fund (a)	2,278,557	52,566,312
Fidelity International Discovery Fund (a)	1,526,235	62,194,080
Fidelity International Enhanced Index Fund (a)	7,192,715	72,502,563
Fidelity International Small Cap Fund (a)	996,845	28,569,568
Fidelity International Small Cap Opportunities Fund (a)	2,023,910	36,268,476
Fidelity International Value Fund (a)	4,991,357	45,670,918
Fidelity Japan Smaller Companies Fund (a)	2,804,268	40,549,712
Fidelity Large Cap Value Enhanced Index Fund (a)	1,481,860	21,546,242
Fidelity Low-Priced Stock Fund (a)	1,460,749	60,431,169
Fidelity Overseas Fund (a)	4,818,838	259,590,801
Fidelity Real Estate Investment Portfolio (a)	588,186	19,721,867
Fidelity U.S. Low Volatility Equity Fund (a)	4,853,937	49,170,377
Fidelity Value Discovery Fund (a)	728,461	24,359,735
VIP Stock Selector All Cap Portfolio Investor Class (a)	129,791,397	1,191,485,029
TOTAL EQUITY FUNDS (Cost $2,365,917,485)		2,395,340,135

Fixed-Income Funds - 40.9%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	6,064,088	56,092,817
Fidelity High Income Fund (a)	2,952,232	21,551,291
Fidelity Inflation-Protected Bond Index Fund (a)	5,781,573	51,745,077
Fidelity Long-Term Treasury Bond Index Fund (a)	4,483,865	40,848,008
Fidelity New Markets Income Fund (a)	843,331	9,504,343
Fidelity Total Bond Fund (a)	84,507,982	767,332,475
VIP Investment Grade Bond II Portfolio Investor Class (a)	82,710,962	761,767,959
TOTAL FIXED-INCOME FUNDS (Cost $1,827,570,612)		1,708,841,970

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $56,514,298)	56,502,997	56,514,298

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.39% 10/26/23 to 12/21/23 (d) (Cost $14,801,037)	14,900,000	14,803,167

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,264,803,432)	4,175,499,570
NET OTHER ASSETS (LIABILITIES) - 0.0%	460,977
NET ASSETS - 100.0%	4,175,960,547

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,166	Dec 2023	252,176,650	7,833,355	7,833,355
ICE MSCI EAFE Index Contracts (United States)	146	Dec 2023	14,902,950	283,666	283,666
ICE MSCI Emerging Markets Index Contracts (United States)	903	Dec 2023	43,140,825	1,436,499	1,436,499

TOTAL FUTURES CONTRACTS					9,553,520
The notional amount of futures sold as a percentage of Net Assets is 7.4%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,803,167.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,835,280	288,737,724	254,058,706	661,317	-	-	56,514,298	0.1%
Total	21,835,280	288,737,724	254,058,706	661,317	-	-	56,514,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	26,268,920	4,121,457	4,706,703	-	(133,431)	1,333,577	26,883,820
Fidelity Commodity Strategy Fund	24,871,022	308,296	9,729,930	301,377	(2,970,052)	1,719,172	14,198,508
Fidelity Contrafund	13,608,890	254,068	3,854,647	196,511	334,246	2,468,968	12,811,525
Fidelity Emerging Markets Discovery Fund	42,141,029	757,428	3,115,963	-	(76,650)	4,390,917	44,096,761
Fidelity Emerging Markets Fund	205,358,125	35,585,551	27,817,965	-	(233,952)	13,315,551	226,207,310
Fidelity Equity-Income Fund	50,452,266	566,645	10,982,249	419,036	1,203,041	(763,958)	40,475,745
Fidelity Floating Rate High Income Fund	130,813,894	5,402,314	83,118,738	5,163,605	(2,752,596)	5,747,943	56,092,817
Fidelity Global Commodity Stock Fund	75,011,683	152,657	64,609,449	-	25,210,005	(28,921,850)	6,843,046
Fidelity Gold Portfolio	-	57,893,237	50,528,044	271,613	(7,365,193)	-	-
Fidelity Hedged Equity Fund	11,893,817	43,212,320	-	7,504	-	183,062	55,289,199
Fidelity High Income Fund	35,001,084	1,302,509	15,003,222	1,216,625	(517,053)	767,973	21,551,291
Fidelity Inflation-Protected Bond Index Fund	88,299,178	5,503,322	42,499,459	52,270	(2,188,689)	2,630,725	51,745,077
Fidelity Infrastructure Fund	-	4,614,793	389,642	48,058	(4,741)	(313,038)	3,907,372
Fidelity International Capital Appreciation Fund	47,135,419	7,779,716	7,506,964	-	223,017	4,935,124	52,566,312
Fidelity International Discovery Fund	60,575,710	9,592,699	9,823,374	-	(891,849)	2,740,894	62,194,080
Fidelity International Enhanced Index Fund	65,483,051	10,530,612	8,729,787	-	(185,606)	5,404,293	72,502,563
Fidelity International Small Cap Fund	26,266,552	4,230,667	3,871,959	-	90,652	1,853,656	28,569,568
Fidelity International Small Cap Opportunities Fund	35,812,076	120,341	-	-	-	336,059	36,268,476
Fidelity International Value Fund	40,625,387	6,480,490	5,103,592	-	45,974	3,622,659	45,670,918
Fidelity Investments Money Market Government Portfolio Institutional Class 5.27%	56,933,955	390,646	57,324,601	423,248	-	-	-
Fidelity Japan Smaller Companies Fund	37,773,487	-	-	-	-	2,776,225	40,549,712
Fidelity Large Cap Value Enhanced Index Fund	26,582,548	71,358	5,526,738	-	647,886	(228,812)	21,546,242
Fidelity Long-Term Treasury Bond Index Fund	21,746,072	80,038,174	48,978,514	1,238,544	(14,407,822)	2,450,098	40,848,008
Fidelity Low-Priced Stock Fund	72,404,093	8,339,408	14,451,199	8,155,579	732,623	(6,593,756)	60,431,169
Fidelity New Markets Income Fund	10,554,427	423,189	1,277,406	392,083	(279,727)	83,860	9,504,343
Fidelity Overseas Fund	240,984,879	39,118,495	37,043,669	-	966,467	15,564,629	259,590,801
Fidelity Real Estate Investment Portfolio	30,398,075	1,201,549	9,930,924	1,126,652	(591,795)	(1,355,038)	19,721,867
Fidelity Total Bond Fund	789,565,602	104,647,201	106,026,008	24,732,833	(2,370,972)	(18,483,348)	767,332,475
Fidelity U.S. Low Volatility Equity Fund	102,120,955	351,488	52,300,885	136,882	2,789,603	(3,790,784)	49,170,377
Fidelity Value Discovery Fund	30,864,615	1,001,283	6,261,956	919,762	1,204,343	(2,448,550)	24,359,735
VIP Investment Grade Bond II Portfolio - Investor Class	789,769,458	83,634,694	106,001,374	331,624	(2,875,557)	(2,759,262)	761,767,959
VIP Stock Selector All Cap Portfolio Investor Class	1,268,321,115	2,532,619	236,167,975	-	(30,610,286)	187,409,556	1,191,485,029
	4,457,637,384	520,159,226	1,032,682,936	45,133,806	(35,008,114)	194,076,545	4,104,182,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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